JPMorgan Small Cap Value Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Small Cap Value Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,891
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,562
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,415
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,070
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 940